Exhibit 99.2

Verizon Master Trust - VZMT 2021-2

Monthly Investor Report

Group Name	One

Series Name	2021-2
Collection Period	August 2024
Payment Date	09/20/2024
Transaction Month	34
Anticipated Redemption Date	10/21/2024
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A	$1,246,700,000.00	0.99%	04/20/2028
Class B	$76,300,000.00	1.28%	04/20/2028
Class C	$77,000,000.00	1.38%	04/20/2028

Total	$1,400,000,000.00

Series 2021-2 Available Funds and other sources of funds
Series 2021-2 Allocation Percentage x Group One Available Funds	$87,454,442.28
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$87,454,442.28

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$15,555,555.56
Required Reserve Amount	$15,555,555.56
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$15,555,555.56

Verizon Master Trust - VZMT 2021-2

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$109.15	$109.15	$0.00	$0.00	$87,454,333.13
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$87,453,083.13
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$87,453,083.13
Asset Representations Reviewer Fee	$52.97	$52.97	$0.00	$0.00	$87,453,030.16
Servicing Fee	$1,059,338.22	$1,059,338.22	$0.00	$0.00	$86,393,691.94
Class A Note Interest	$1,028,527.50	$1,028,527.50	$0.00	$0.00	$85,365,164.44
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$85,365,164.44
Class B Note Interest	$81,386.67	$81,386.67	$0.00	$0.00	$85,283,777.77
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$85,283,777.77
Class C Note Interest	$88,550.00	$88,550.00	$0.00	$0.00	$85,195,227.77
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$85,195,227.77
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$85,195,227.77
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$85,195,227.77
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$85,195,227.77
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$85,195,227.77
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$85,195,227.77
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$85,195,227.77
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$85,195,227.77
Class R Interest	$85,195,227.77	$85,195,227.77	$0.00	$0.00	$0.00

Total	$87,454,442.28	$87,454,442.28	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2021-2

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A	$0.00	$0.00	$1,028,527.50	$0.00	$0.00	$1,028,527.50
Class B	$0.00	$0.00	$81,386.67	$0.00	$0.00	$81,386.67
Class C	$0.00	$0.00	$88,550.00	$0.00	$0.00	$88,550.00

Total	$0.00	$0.00	$1,198,464.17	$0.00	$0.00	$1,198,464.17

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A	$1,000.00	$0.83	$0.00	$0.83
Class B	$1,000.00	$1.07	$0.00	$1.07
Class C	$1,000.00	$1.15	$0.00	$1.15

Total	$1,000.00	$0.86	$0.00	$0.86

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A	$1,246,700,000.00	1.00	$1,246,700,000.00	1.00
Class B	$76,300,000.00	1.00	$76,300,000.00	1.00
Class C	$77,000,000.00	1.00	$77,000,000.00	1.00

Total	$1,400,000,000.00	1.00	$1,400,000,000.00	1.00

Principal Funding Account

Beginning Principal Funding Account Limit	$700,000,000.00
Ending Principal Funding Account Limit	$700,000,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.